Condensed Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Accounts receivable, net of allowance (in Dollars and Yuan Renminbi) | ¥	¥ 45,625		¥ 46,756
Class A Ordinary Shares
Ordinary shares, shares authorized	20,000,000		20,000,000
Ordinary shares, issued	1,319,644		611,778
Ordinary shares, outstanding	1,319,644		611,778
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.024		$ 0.024
Class B Ordinary Shares
Ordinary shares, shares authorized	5,000,000		5,000,000
Ordinary shares, issued	119,387		39,387
Ordinary shares, outstanding	119,387		39,387
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.024		$ 0.024